Related party transaction - Transactions into related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Depreciation	€ 3,306
Right-of-Use Assets	8,420	€ 9,054	€ 10,996
Non-executive directors of the Group
Related party transactions
Sale of goods to	0	0	0
Purchases from	163	122	85
Depreciation	0	0	0
Interest expense	0	0	28
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	86	58	0
Shareholders of the Group
Related party transactions
Sale of goods to	0	0	0
Purchases from	104	37	2
Depreciation	0	0	0
Interest expense	5	6	7
Right-of-Use Assets	0	0	0
Receivables	0	77	29
Lease liabilities	0	0	0
Other liabilities	96	60	158
Joint ventures
Related party transactions
Sale of goods to	0	0	419
Purchases from	0	0	0
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	0	0	0
Non-controlling interests
Related party transactions
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	€ 0	€ 0	€ 0